LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
LOSS PER SHARE [Abstract]
Basic and Diluted Loss per Share
Basic and diluted loss per share for each of the periods presented is calculated as follows:

	For the year ended December 31,
	2018 $	2019 $	2020 $
Numerator:
Net loss attributable to ordinary shareholders	(961,241)	(1,462,799)	(1,618,056)

Denominator:
Weighted-average number of shares outstanding—basic and diluted	338,472,987	436,601,801	477,264,888

Basic and diluted loss per share:	(2.84)	(3.35)	(3.39)

Potential Common Shares were Excluded from Calculation of Diluted Net Loss Per Share
The following potential common shares were excluded from calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	For the year ended December 31,
	2018	2019	2020

Share options	50,706,882	52,188,554	50,090,731
RSAs/RSUs	4,754,972	8,081,437	9,341,928
Convertible notes	75,430,735	52,718,141	37,370,919
	130,892,589	112,988,132	96,803,578